Equity-accounted investee - Associate financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	$ 918,382	$ 1,062,431	$ 711,528
Non-current assets	5,635,787	5,620,270
Current liabilities	(303,783)	(277,410)
Non-current liabilities	(2,318,487)	(2,154,875)
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	47,539	16,699
Other current assets	115,647	139,324
Non-current assets	343,767	398,721
Current liabilities	(26,397)	(71,162)
Non-current liabilities	(39,991)	(41,508)
Net assets	$ 440,565	$ 442,074	$ 416,843